Investment in securities - Narrative (Details)	Dec. 31, 2016 security	Dec. 31, 2015 security
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	170	99
Available-for-sale and held-to-maturity, securities in unrealized loss positions, percentage of portfolio fair value	76.00%	54.00%
Available-for-sale and held-to-maturity, securities in unrealized loss positions, qualitative disclosure, percentage of fair value of affected securities	1.50%	1.10%
Standard & Poor's, BBB Plus To A Rating | Corporate debt securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	12
Standard & Poor's, AAA Rating | Commercial mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	10
Standard & Poor's, A Rating | Commercial mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	1
Standard & Poor's, A To AAA Rating | Commercial mortgage-backed securities | Minimum
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, securities in unrealized loss positions, weighted average credit support	0.05
Available-for-sale, securities in unrealized loss positions, loan-to-value ratio	0.36
Standard & Poor's, A To AAA Rating | Commercial mortgage-backed securities | Maximum
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, securities in unrealized loss positions, weighted average credit support	0.25
Available-for-sale, securities in unrealized loss positions, loan-to-value ratio	0.60
Standard & Poor's, AA To AAA Rating | Residential mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, securities in unrealized loss positions, qualitative disclosure, number of positions	13
Standard & Poor's, AA To AAA Rating | Residential mortgage-backed securities | Minimum
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, securities in unrealized loss positions, weighted average credit support	0.05
Available-for-sale, securities in unrealized loss positions, loan-to-value ratio	0.18
Standard & Poor's, AA To AAA Rating | Residential mortgage-backed securities | Maximum
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, securities in unrealized loss positions, weighted average credit support	0.56
Available-for-sale, securities in unrealized loss positions, loan-to-value ratio	0.68